Groups of assets and liabilities held for sale	12 Months Ended
Jun. 30, 2018
Groups Of Assets And Liabilities Held For Sale
Groups of assets and liabilities held for sale	<table cellspacing="0" cellpadding="0" style="font: 10pt/115% Georgia, Times, Serif; margin-top: 0px; margin-bottom: 0px; width: 100%"> <tr style="vertical-align: top"> <td style="width: 35.45pt">31.</td> <td style="text-align: justify">Groups of assets and liabilities held for sale</td></tr> </table>   As mentioned in Note 4.F., the investment in Israir has been reclassified to "Group of assets and liabilities held for sale". Additionally, IDB Tourism is currently negotiating the sale of its equity interests in Open Sky Ltd. Furthermore, the equity interest of the Group in Adama and the related non-recourse loan, had been reclassified to assets and liabilities held for sale before the disposal as of November 22, 2016 (Note 4.H.). Additionally, an area adjacent to Tilvoli, valued at Ps. 521 is included.   Pursuant to IFRS 5, assets and liabilities held for sale have been valued at the lower between their carrying value and fair value less cost of sale. Given some assets’ carrying value was higher, an impairment loss of Ps. 231 has been recorded for the year ended June 30, 2017.   The following table shows the main assets and liabilities classified as held for sale:   <table cellspacing="0" cellpadding="0" style="font: 10pt Calibri, Helvetica, Sans-Serif; border-collapse: collapse; width: 100%"> <tr> <td style="padding-left: 5.4pt; width: 65%; padding-right: 5.4pt; vertical-align: bottom; white-space: nowrap"> </td> <td style="border-bottom: black 1pt solid; text-align: center; line-height: 115%; padding-left: 5.4pt; width: 16%; padding-right: 5.4pt">June 30, 2018</td> <td style="padding-left: 5.4pt; width: 3%; padding-right: 5.4pt"> </td> <td style="border-bottom: black 1pt solid; text-align: center; line-height: 115%; padding-left: 5.4pt; width: 16%; padding-right: 5.4pt">June 30, 2017</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Property, plant and equipment </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">2,698</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">1,712</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Intangible assets </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">32</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">19</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Investments in associates </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">47</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">33</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Deferred income tax assets </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">103</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">57</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Investment properties</td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">521</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">5</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Income tax credits </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> - </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">10</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Trade and other receivables </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">1,444</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">688</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Cash and cash equivalents </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">347</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">157</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Total group of assets held for sale</td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; border-top: black 1pt solid; white-space: nowrap">5,192</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; border-top: black 1pt solid; white-space: nowrap">2,681</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Trade and other payables </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">1,957</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">930</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Salaries and social security liabilities </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> - </td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">148</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Employee benefits </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">150</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">52</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Deferred income tax liability </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">16</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">10</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Borrowings </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">1,120</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">715</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Total group of liabilities held for sale</td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">3,243</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="border-bottom: black 1pt solid; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">1,855</td></tr> <tr> <td style="line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">Total net assets held for sale</td> <td style="border-bottom: black 2.25pt double; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">1,949</td> <td style="padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap"> </td> <td style="border-bottom: black 2.25pt double; text-align: right; line-height: 115%; padding-left: 5.4pt; padding-right: 5.4pt; white-space: nowrap">826</td></tr> </table>